Significant Accounting Policies - Schedule of Estimated Useful Lives of Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2025
Leasehold Improvements [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Estimated useful life, description	Lesser of useful life or remaining lease term
Machinery and Equipment [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Office Furbishing and Equipment [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Vehicles [Member] | Bottom of Range [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Vehicles [Member] | Top of Range [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Smart Cash Solution machines [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Robots [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Estimated useful life	5 years